Income Taxes (Schedule of Deferred Income Tax Assets and Liabilties) (Details) - USD ($) $ in Thousands	Mar. 31, 2015	Mar. 31, 2014
Income Taxes [Abstract]
Deferred income tax assets
Deferred income tax liabilities	$ (804)	$ (691)
Net deferred income tax liabilities	$ (804)	$ (691)